Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2024
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents
3.	Cash and cash equivalents

Cash and cash equivalents, consist of the following:

	As of December 31,
	2023	2024
	USD	USD
Cash at bank	$2,262,851	$1,257,976
Cash on hand	30	25
Total	$2,262,881	$1,258,001

The carrying amounts of the Group’s bank and cash balances are denominated in the following currencies:

	As of December 31,
	2023	2024
	USD	USD
RMB	$63,241	$8,726
USD	2,199,640	1,249,275
Total	$2,262,881	$1,258,001

Conversion of RMB into foreign currencies is subject to the PRC’s Foreign Exchange Control Regulations and Administration of Settlement, Sale and Payment of Foreign Exchange Regulations.